FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 99.17%	Shares	Fair Value
Australia — 1.17%
Materials — 1.17%
BHP Group Ltd.	26	$600
OZ Minerals Ltd.	77	483
Rio Tinto Ltd.	10	623
Total Australia		1,706

Brazil — 1.56%
Energy — 0.76%
Petroleo Brasileiro S.A. - ADR(a)	146	1,114

Financials — 0.55%
Banco Bradesco S.A. - ADR	108	374
Itau Unibanco Holding S.A. - ADR	99	421
		795
Materials — 0.25%
Vale S.A. - ADR(a)	38	371

Total Brazil		2,280

Canada — 0.44%
Materials — 0.44%
Hudbay Minerals, Inc.	80	216
Lundin Mining Corporation	93	428
		644
Total Canada		644

China — 7.32%
Communication Services — 2.90%
Tencent Holdings Ltd. - ADR	78	4,237

Consumer Discretionary — 4.16%
Alibaba Group Holding Ltd. - ADR(a)	16	3,318
JD.com, Inc. - ADR(a)	36	1,956
Trip.com Group Ltd.(a)	30	797
		6,071
Industrials — 0.26%
51job, Inc. - ADR(a)	6	387

Total China		10,695

France — 4.99%
Consumer Discretionary — 1.26%
Kering SA - ADR	35	1,840

Energy — 0.89%
Total S.A.	35	1,305

Financials — 0.39%
BNP Paribas S.A.	16	573

See accompanying notes which are an integral part of this schedule of investments.

Health Care — 0.60%
Sanofi S.A.	9	874

Information Technology — 1.85%
Dassault Systemes S.A.	16	2,703

Total France		7,295

Germany — 1.33%
Industrials — 1.33%
MTU Aero Engines AG	3	482
Siemens AG	9	984
Sixt SE(a)	6	480
Total Germany		1,946

Hong Kong — 1.00%
Health Care — 1.00%
Sino Biopharmaceutical Ltd. - ADR	50	1,467

Total Hong Kong		1,467

Italy — 0.82%
Energy — 0.36%
Eni SpA	58	523

Financials — 0.46%
Intesa Sanpaolo SpA	390	672

Total Italy		1,195

Japan — 4.36%
Industrials — 3.48%
Daifuku Company Ltd. - ADR(a)	42	824
Fanuc Corporation - ADR	99	1,767
SMC Corporation - ADR	98	2,479
		5,070
Information Technology — 0.88%
Yaskawa Electric Corporation - ADR	18	1,290

Total Japan		6,360

Korea (Republic Of) — 2.10%
Information Technology — 2.10%
Samsung Electronics Company Ltd. - GDR	3	3,075

Total Korea (Republic Of)		3,075

Netherlands — 1.74%
Financials — 0.41%
ING Groep N.V.	93	599

Information Technology — 1.33%
ASML Holding N.V.	6	1,950

Total Netherlands		2,549

Spain — 0.59%
Financials — 0.59%
Banco Bilbao Vizcaya Argentaria S.A.	142	440
Banco Santander S.A.	190	430
Total Spain		870

See accompanying notes which are an integral part of this schedule of investments.

Switzerland — 1.06%
Health Care — 1.06%
Novartis AG	18	1,554

Total Switzerland		1,554

Taiwan Province of China — 2.34%
Information Technology — 2.34%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	68	3,422

Total Taiwan Province of China		3,422

United Kingdom — 2.62%
Energy — 1.13%
BP plc	149	563
Royal Dutch Shell Plc, A SHARES	69	1,086
		1,649
Health Care — 1.49%
AstraZeneca plc	12	1,271
GlaxoSmithKline plc	44	908
		2,179
Total United Kingdom		3,828

United States — 65.73%
Communication Services — 6.15%
Alphabet, Inc., Class A(a)	4	5,734
Facebook, Inc., Class A(a)	7	1,576
Netflix, Inc.(a)	4	1,679
		8,989
Consumer Discretionary — 5.72%
Amazon.com, Inc.(a)	2	4,885
Home Depot, Inc. (The)	8	1,988
NIKE, Inc., Class B	8	789
Starbucks Corporation	9	702
		8,364
Consumer Staples — 4.76%
Costco Wholesale Corporation	10	3,085
Procter & Gamble Company (The)	13	1,507
Walmart, Inc.	19	2,357
		6,949
Energy — 2.26%
Chevron Corporation	15	1,375
Exxon Mobil Corporation	21	955
Marathon Oil Corporation	40	214
Schlumberger Ltd.	41	757
		3,301
Financials — 4.21%
American Express Company	13	1,236
BlackRock, Inc.	3	1,586
Goldman Sachs Group, Inc. (The)	5	982
JPMorgan Chase & Company	11	1,069
Morgan Stanley	29	1,282
		6,155
Health Care — 8.96%
Abbott Laboratories	9	854
Align Technology, Inc.(a)	7	1,720
Clovis Oncology, Inc.(a)	23	159

See accompanying notes which are an integral part of this schedule of investments.

Danaher Corporation	5	833
Edwards Lifesciences Corporation(a)	3	674
Eli Lilly & Company	14	2,141
Exact Sciences Corporation(a)	7	601
Intuitive Surgical, Inc.(a)	2	1,160
Merck & Company, Inc.	17	1,372
PTC Therapeutics, Inc.(a)	15	761
Puma Biotechnology, Inc.(a)	17	174
Sarepta Therapeutics, Inc.(a)	5	761
Stryker Corporation	6	1,174
Thermo Fisher Scientific, Inc.	2	698
		13,082
Industrials — 3.79%
AeroVironment, Inc.(a)	14	992
Boeing Company (The)	3	438
Carrier Global Corporation	6	123
Cummins, Inc.	4	678
Deere & Company	4	608
Kansas City Southern	10	1,505
Otis Worldwide Corporation	3	158
Raytheon Technologies Corporation	6	387
Rockwell Automation, Inc.	3	648
		5,537
Information Technology — 29.27%
Adobe, Inc.(a)	9	3,479
Apple, Inc.	18	5,723
Autodesk, Inc.(a)	7	1,473
Cisco Systems, Inc.	54	2,582
Intel Corporation	60	3,776
Mastercard, Inc., Class A	22	6,620
Microsoft Corporation	37	6,779
NVIDIA Corporation	11	3,906
Oracle Corporation	42	2,258
Paycom Software, Inc.(a)	6	1,783
salesforce.com, Inc.(a)	16	2,797
Visa, Inc., Class A	8	1,562
		42,738
Materials — 0.61%
Cleveland-Cliffs, Inc.	69	360
Materion Corporation	10	525
		885
Total United States		96,000

Total Common Stocks — 99.17% (Cost $149,927)		144,886

Total Investments — 99.17% (Cost $149,927)		144,886

Other Assets in Excess of Liabilities — 0.83%		1,215

NET ASSETS — 100.00%		$146,101

(a)	Non-income producing security.

ADR	- American Depositary Receipt.

GDR	- Global Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS — 98.85%	Shares	Fair Value
Australia — 1.24%
Materials — 1.24%
OZ Minerals Ltd.	70	$439
Rio Tinto Ltd.	22	1,370
Total Australia		1,809

Brazil — 0.55%
Financials — 0.55%
Banco Bradesco S.A. - ADR	108	374
Itau Unibanco Holding S.A. - ADR	99	421
Total Brazil		795

Canada — 0.28%
Materials — 0.28%
Lundin Mining Corporation	90	414

Total Canada		414

China — 7.57%
Communication Services — 2.94%
Tencent Holdings Ltd. - ADR	79	4,291

Consumer Discretionary — 4.28%
Alibaba Group Holding Ltd. - ADR(a)	16	3,318
JD.com, Inc. - ADR(a)	38	2,065
Trip.com Group Ltd.(a)	33	877
		6,260
Industrials — 0.35%
51job, Inc. - ADR(a)	8	516

Total China		11,067

Colombia — 0.83%
Energy — 0.83%
Ecopetrol S.A. - ADR	116	1,208

Total Colombia		1,208

France — 4.14%
Consumer Discretionary — 1.19%
Kering SA - ADR	33	1,735

Financials — 0.37%
BNP Paribas S.A.	15	537

Health Care — 0.73%
Sanofi S.A.	11	1,068

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 1.85%
Dassault Systemes S.A.	16	2,703

Total France		6,043

Germany — 1.00%
Industrials — 1.00%
Siemens AG	9	984
Sixt SE(a)	6	480
Total Germany		1,464

Hong Kong — 1.02%
Health Care — 1.02%
Sino Biopharmaceutical Ltd. - ADR	51	1,496

Total Hong Kong		1,496

Italy — 0.82%
Energy — 0.38%
Eni SpA	61	550

Financials — 0.44%
Intesa Sanpaolo SpA	380	654

Total Italy		1,204

Japan — 2.54%
Industrials — 1.71%
Daifuku Company Ltd. - ADR(a)	43	844
Fanuc Corporation - ADR	92	1,642
		2,486
Information Technology — 0.83%
Yaskawa Electric Corporation - ADR	17	1,218

Total Japan		3,704

Korea (Republic Of) — 1.40%
Information Technology — 1.40%
Samsung Electronic Company, Ltd. - GDR	2	2,050

Total Korea (Republic Of)		2,050

Netherlands — 2.26%
Consumer Staples — 0.92%
Unilever N.V.	26	1,341

Information Technology — 1.34%
ASML Holding N.V.	6	1,950

Total Netherlands		3,291

Spain — 1.32%
Energy — 0.72%
Repsol S.A.	113	1,049

Financials — 0.60%
Banco Bilbao Vizcaya Argentaria S.A.	137	425
Banco Santander S.A.	200	452
		877
Total Spain		1,926

See accompanying notes which are an integral part of this schedule of investments.

Switzerland — 0.55%
Industrials — 0.55%
ABB Ltd.	41	805

Total Switzerland		805

Taiwan Province of China — 2.31%
Information Technology — 2.31%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	67	3,372

Total Taiwan Province of China		3,372

United Kingdom — 3.04%
Energy — 1.23%
BP plc	479	1,808

Health Care — 1.55%
AstraZeneca plc	12	1,271
GlaxoSmithKline plc	48	991
		2,262
Materials — 0.26%
Antofagasta plc	35	379

Total United Kingdom		4,449

United States — 67.98%
Communication Services — 6.15%
Alphabet, Inc., Class A(a)	4	5,734
Facebook, Inc., Class A(a)	7	1,576
Netflix, Inc.(a)	4	1,679
		8,989
Consumer Discretionary — 5.73%
Amazon.com, Inc.(a)	2	4,884
Home Depot, Inc. (The)	8	1,988
NIKE, Inc., Class B	8	789
Starbucks Corporation	9	702
		8,363
Consumer Staples — 3.79%
Costco Wholesale Corporation	8	2,468
PepsiCo, Inc.	11	1,447
Procter & Gamble Company (The)	14	1,623
		5,538
Energy — 2.10%
Exxon Mobil Corporation	45	2,046
Marathon Oil Corporation	54	288
Schlumberger Ltd.	40	739
		3,073
Financials — 4.12%
American Express Company	14	1,331
BlackRock, Inc.	3	1,587
Goldman Sachs Group, Inc. (The)	5	982
JPMorgan Chase & Company	10	972
Morgan Stanley	26	1,149
		6,021
Health Care — 10.89%
Abbott Laboratories	9	854

See accompanying notes which are an integral part of this schedule of investments.

Align Technology, Inc.(a)	7	1,719
Danaher Corporation	5	833
Edwards Lifesciences Corporation(a)	3	674
Eli Lilly & Company	16	2,448
Exact Sciences Corporation(a)	8	687
Intuitive Surgical, Inc.(a)	3	1,741
Merck & Company, Inc.	19	1,534
PTC Therapeutics, Inc.(a)	14	710
Puma Biotechnology, Inc.(a)	61	623
Sarepta Therapeutics, Inc.(a)	5	761
Stryker Corporation	6	1,174
Thermo Fisher Scientific, Inc.	2	698
Vertex Pharmaceuticals, Inc.(a)	5	1,440
		15,896
Industrials — 3.90%
Cummins, Inc.	4	678
Deere & Company	4	608
HEICO Corporation	10	1,008
Kansas City Southern	9	1,355
Rockwell Automation, Inc.	8	1,729
Spirit AeroSystems Holdings, Inc., Class A	15	325
		5,703
Information Technology — 30.69%
Adobe, Inc.(a)	10	3,866
Apple, Inc.	19	6,041
Autodesk, Inc.(a)	7	1,473
Cisco Systems, Inc.	54	2,582
Intel Corporation	56	3,524
Mastercard, Inc., Class A	23	6,921
Microsoft Corporation	37	6,779
NVIDIA Corporation	11	3,906
Oracle Corporation	45	2,420
Paycom Software, Inc.(a)	6	1,783
salesforce.com, Inc.(a)	17	2,971
Visa, Inc., Class A	13	2,538
		44,804
Materials — 0.61%
Cleveland-Cliffs, Inc.	70	365
Materion Corporation	10	525
		890
Total United States		99,277

Total Common Stocks — 98.85% (Cost $148,830)		144,374

Total Investments — 98.85% (Cost $148,830)		144,374

Other Assets in Excess of Liabilities — 1.15%		1,679

NET ASSETS — 100.00%		$146,053

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

CORPORATE BONDS — 60.85%	Principal Amount	Fair Value
Communication Services — 9.69%
Alphabet, Inc., 3.63%, 5/19/2021	$100,000	$103,224
Comcast Corporation, 3.55%, 5/1/2028	100,000	113,531
TWDC Enterprises 18 Corporation, 3.15%, 9/17/2025	75,000	83,050
		299,805
Consumer Discretionary — 6.34%
Amazon.com, Inc., 3.80%, 12/5/2024	75,000	85,136
Home Depot, Inc. (The), 3.75%, 2/15/2024	100,000	111,020
		196,156
Consumer Staples — 8.06%
Coca-Cola Company (The), 2.25%, 9/1/2026	100,000	108,097
Procter & Gamble Company (The), 5.50%, 2/1/2034	100,000	141,346
		249,443
Financials — 14.28%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	114,257
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,601
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	100,000	107,924
JPMorgan Chase & Company, 4.13%, 12/15/2026	100,000	114,623
		442,405
Health Care — 2.82%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	87,209

Industrials — 5.07%
Caterpillar Financial Services Corporation, 2.55%, 11/29/2022	75,000	78,493
Southwest Airlines Company, 7.38%, 3/1/2027	75,000	78,331
		156,824
Information Technology — 14.59%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	112,281
Microsoft Corporation, 3.30%, 2/6/2027	100,000	115,019
Oracle Corporation, 3.25%, 11/15/2027	100,000	111,984
Visa, Inc., 3.15%, 12/14/2025	100,000	112,520
		451,804
Total Corporate Bonds (Cost $1,814,210)		1,883,646

EXCHANGE-TRADED FUNDS - 36.29%	Shares
iShares MBS ETF	6,329	$703,025
Xtrackers USD High Yield Corporate Bond ETF	8,924	420,142
Total Exchange-Traded Funds Cost ($1,132,618)		1,123,167

Total Investments — 97.14% (Cost $2,946,828)		3,006,813

Other Assets in Excess of Liabilities — 2.86%		88,580

NET ASSETS — 100.00%		$3,095,393

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

CORPORATE BONDS — 60.83%	Principal Amount	Fair Value
Communication Services — 9.68%
Alphabet, Inc., 3.63%, 5/19/2021	$100,000	$103,224
Comcast Corporation, 3.55%, 5/1/2028	100,000	113,531
TWDC Enterprises 18 Corporation, 3.15%, 9/17/2025	75,000	83,050
		299,805
Consumer Discretionary — 6.34%
Amazon.com, Inc., 3.80%, 12/5/2024	75,000	85,136
Home Depot, Inc. (The), 3.75%, 2/15/2024	100,000	111,020
		196,156
Consumer Staples — 8.06%
Coca-Cola Company (The), 2.25%, 9/1/2026	100,000	108,097
Procter & Gamble Company (The), 5.50%, 2/1/2034	100,000	141,346
		249,443
Financials — 14.29%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	114,257
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,601
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	100,000	107,924
JPMorgan Chase & Company, 4.13%, 12/15/2026	100,000	114,623
		442,405
Health Care — 2.82%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	87,209

Industrials — 5.06%
Caterpillar Financial Services Corporation, 2.55%, 11/29/2022	75,000	78,493
Southwest Airlines Company, 7.38%, 3/1/2027	75,000	78,331
		156,824
Information Technology — 14.58%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	112,281
Microsoft Corporation, 3.30%, 2/6/2027	100,000	115,019
Oracle Corporation, 3.25%, 11/15/2027	100,000	111,984
Visa, Inc., 3.15%, 12/14/2025	100,000	112,520
		451,804
Total Corporate Bonds (Cost $1,814,210)		1,883,646

EXCHANGE-TRADED FUNDS - 36.31%	Shares
iShares MBS ETF	6,331	$703,247
Nuveen ESG High Yield Corporate Bond ETF	17,725	420,969
		1,124,216
Total Exchange-Traded Funds Cost ($1,132,427)		1,124,216

Total Investments — 97.14% (Cost $2,946,637)		3,007,862

Other Assets in Excess of Liabilities — 2.86%		88,445

NET ASSETS — 100.00%		$3,096,307

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At May 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Fisher Investments Institutinal Group Stock Fund for Retirement Plans	Fisher Investments Institutinal Group ESG Stock Fund for Retirement Plans	Fisher Investments Institutinal Group Fixed Income Fund for Retirement Plans	Fisher Investments Institutinal Group ESG Fixed Income Fund for Retirement Plans
Aggregate cost of securities for federal income tax purposes	$149,927	$148,830	$2,946,828	$2,946,637
Gross unrealized appreciation	$10,333	$10,453	$109,560	$109,567
Gross unrealized depreciation	(15,374)	(14,909)	(49,575)	(48,342)
Net unrealized appreciation on investments	$(5,041)	$(4,456)	$59,985	$61,225

See accompanying notes which are an integral part of this schedule of investments.

Fisher Investments Institutional Group Fund Family

Related Notes to the Schedule of Investments

May 31, 2020

(Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, related reclaims, and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation and Risks – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Fisher Investments Institutional Group Fund Family

Related Notes to the Schedule of Investments - continued

May 31, 2020

(Unaudited)

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2020:

	Valuation Inputs
Stock Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$144,886	$-	$-	$144,886
Total	$144,886	$-	$-	$144,886

	Valuation Inputs
ESG Stock Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$144,374	$-	$-	$144,374
Total	$144,374	$-	$-	$144,374

	Valuation Inputs
Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$1,883,646	$-	$1,883,646
Exchange-Traded Funds	1,123,167	-	-	1,123,167
Total	$1,123,167	$1,883,646	$-	$3,006,813

	Valuation Inputs
ESG Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$1,883,646	$-	$1,883,646
Exchange-Traded Funds	1,124,216	-	-	1,124,216
Total	$1,124,216	$1,883,646	$-	$3,007,862

(a)	Refer to Schedule of Investments for Sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

TACTICAL MULTI-PURPOSE FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS — 60.25%	Principal Amount	Fair Value
Treasury Bill, 0.11%, 8/13/2020(a)	$15,000	$14,996

Total U.S. Treasury Obligations (Cost $14,997)		14,996

Total Investments — 60.25% (Cost $14,997)		14,996

Other Assets in Excess of Liabilities — 39.75%		9,892

NET ASSETS — 100.00%		$24,888

(a)	Discount security. Rate shown is the effective yield at time of purchase.

At May 31, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$14,997
Gross unrealized appreciation	$-
Gross unrealized depreciation	(1)
Net unrealized depreciation on investments	$(1)

See accompanying notes which are an integral part of this schedule of investments.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

May 31, 2020

(Unaudited)

Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. These securities will generally be categorized as Level 3 securities.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments - continued

May 31, 2020

(Unaudited)

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$14,996	$-	$14,996
Total	$-	$14,996	$-	$14,996

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.